CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	Convertible Preferred Stock Series C [Member]	Series D Convertible Preferred Stock [Member]	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Series C Convertibles Preferred Stock Member
Balance, shares at Sep. 30, 2019		1,785,715	1,016,004	18,366,178
Balance, amount at Sep. 30, 2019	$ (3,297,290)	$ 1,790	$ 1,015	$ 18,366	$ 39,085,179	$ (42,403,640)
Stock compensation expense - employee options	1,702,085	0	0	$ 0	1,702,085	0
Stock option exercise, shares				73,191
Stock option exercise, amount	$ 0	0	0	$ 73	$ (73)	0
Conversion of debt offering and accrued interest (Note 7), shares	975,326			4,581,917	975,326
Conversion of debt offering and accrued interest (Note 7), amount	$ 4,596,537	0	0	$ 4,585	$ 4,591,952	0
Beneficial conversion feature (Note 7)	3,766,074	0	0	0	3,766,074	0
Issuance of warrants to debt holders (Note 7)	1,824,998	0	0	$ 0	1,824,998	0
Issuance of common stock for services, shares				550,000
Issuance of common stock for services, amount	1,045,000	0		$ 550	1,044,450	0
Issuance of common stock for exercise of warrants, shares				733,588
Issuance of common stock for exercise of warrants, amount	85,000	0	0	$ 733	84,267	0
Issuance of shares related to Settlement and Mutual Release and Subscription Agreements, shares				500,000
Issuance of shares related to Settlement and Mutual Release and Subscription Agreements, amount	950,000	0	0	$ 500	949,500	0
Net loss	(13,562,641)	$ 0	$ 0	$ 0	0	(13,562,641)
Balance, shares at Sep. 30, 2020		1,785,715	1,016,004	24,804,874			1,785,715
Balance, amount at Sep. 30, 2020	(1,914,911)	$ 1,790	$ 1,015	$ 24,807	54,023,758	(55,966,281)	$ 1,790
Stock compensation expense - employee options	175,442		0	$ 0	175,442	0	0
Conversion of debt offering and accrued interest (Note 7), shares				561,600
Conversion of debt offering and accrued interest (Note 7), amount	561,600			$ 562	561,038
Issuance of common stock for exercise of warrants, shares				3,750
Issuance of common stock for exercise of warrants, amount	4,688		0	$ 4	4,684	0	0
Net loss	(5,299,331)		0	0	0	(5,299,331)	0
Issuance of warrant for services to related party	1,811,691		0	0	1,811,691	0	0
Conversion of debt offering and accrued interest (Note 7), amount	561,600		$ 0	$ 562	561,038	0	$ 0
Balance, shares at Dec. 31, 2020		1,785,715	1,016,004	25,370,224			1,785,715
Balance, amount at Dec. 31, 2020	(4,660,822)	$ 1,790	$ 1,015	$ 25,372	56,576,613	(61,265,612)	$ 1,790
Balance, shares at Sep. 30, 2020		1,785,715	1,016,004	24,804,874			1,785,715
Balance, amount at Sep. 30, 2020	(1,914,911)	$ 1,790	$ 1,015	$ 24,807	54,023,758	(55,966,281)	$ 1,790
Beneficial conversion feature (Note 7)	9,769,683
Issuance of warrants to debt holders (Note 7)	4,439,317
Net loss	(17,763,812)
Balance, shares at Jun. 30, 2021			1,016,004	33,719,669			1,785,715
Balance, amount at Jun. 30, 2021	5,999,754		$ 1,015	$ 33,720	79,693,322	(73,730,093)	$ 1,790
Balance, shares at Sep. 30, 2020		1,785,715	1,016,004	24,804,874			1,785,715
Balance, amount at Sep. 30, 2020	(1,914,911)	$ 1,790	$ 1,015	$ 24,807	54,023,758	(55,966,281)	$ 1,790
Stock compensation expense - employee options	1,028,522	0	0	$ 0	1,028,522	0
Conversion of debt offering and accrued interest (Note 7), shares				6,090,660
Conversion of debt offering and accrued interest (Note 7), amount	6,098,058	0	0	$ 6,091	6,091,968	0
Beneficial conversion feature (Note 7)	9,769,683	0	0	0	9,769,683	0
Issuance of warrants to debt holders (Note 7)	4,439,317	0	0	$ 0	4,439,317	0
Issuance of common stock for services, shares				97,000
Issuance of common stock for services, amount	202,820	0	0	$ 97	202,723	0
Issuance of common stock for exercise of warrants, shares				3,676,542
Issuance of common stock for exercise of warrants, amount	1,313,203	0	0	$ 3,675	1,309,528	0
Net loss	(25,360,213)	0	0	0	0	(25,360,213)
Issuance of warrant for services	2,547,436	0	0	0	2,547,436	0
Issuance of warrants for services related to debt offering (Note 7), amount	1,667,281	0	0	$ 0	1,667,281	0
Issuance of common stock for stock option exercises, shares				16,875
Issuance of common stock for stock option exercises, amount	23,344	0	0	$ 17	23,327	0
Issuance of shares and warrants for conversion of Simple Agreements for Future Equity, shares				480,600
Issuance of shares and warrants for conversion of Simple Agreements for Future Equity, amount	1,427,622	$ 0	$ 0	$ 481	1,427,141	0
Balance, shares at Sep. 30, 2021		1,785,715	1,016,004	35,166,551			1,785,715
Balance, amount at Sep. 30, 2021	1,242,163	$ 1,790	$ 1,015	$ 35,168	82,530,684	(81,326,494)	$ 1,790
Balance, shares at Dec. 31, 2020		1,785,715	1,016,004	25,370,224			1,785,715
Balance, amount at Dec. 31, 2020	(4,660,822)	$ 1,790	$ 1,015	$ 25,372	56,576,613	(61,265,612)	$ 1,790
Stock compensation expense - employee options	127,407		0	$ 0	127,407	0	0
Conversion of debt offering and accrued interest (Note 7), shares				210,600
Beneficial conversion feature (Note 7)	9,769,683		0	$ 0	9,769,683	0	0
Issuance of common stock for exercise of warrants, shares				2,579,643
Issuance of common stock for exercise of warrants, amount	648,516		0	$ 2,578	645,938	0	0
Net loss	(5,373,618)		0	0	0	(5,373,618)	0
Issuance of warrant for services to related party	382,566		0	0	382,566	0	0
Conversion of debt offering and accrued interest (Note 7), amount	210,606		0	211	210,395	0	0
Issuance of warrants to debt holders (Note 7)	4,439,317		0	0	4,439,317	0	0
Issuance of warrants for services related to debt offering (Note 7)	1,667,281		0	$ 0	1,667,281	0	0
Issuance of common stock for services, shares				97,000
Issuance of common stock for services, amount	202,820		$ 0	$ 97	202,723	0	$ 0
Balance, shares at Mar. 31, 2021		1,785,715	1,016,004	28,257,467			1,785,715
Balance, amount at Mar. 31, 2021	7,413,756	$ 1,790	$ 1,015	$ 28,258	74,021,923	(66,639,230)	$ 1,790
Stock compensation expense - employee options	267,665		0	$ 0	267,665	0	0
Conversion of debt offering and accrued interest (Note 7), shares				5,318,460
Conversion of debt offering and accrued interest (Note 7), amount	210,606			$ 211	210,395
Beneficial conversion feature (Note 7)	9,769,683				9,769,683
Issuance of common stock for exercise of warrants, shares				126,867
Issuance of common stock for exercise of warrants, amount	60,000		0	$ 127	59,873	0	0
Net loss	(7,090,863)		0	0	0	(7,090,863)	0
Issuance of warrant for services to related party	382,566				382,566
Conversion of debt offering and accrued interest (Note 7), amount	5,325,853		0	$ 5,318	5,320,535	0	0
Issuance of common stock for stock option exercises, shares				16,875
Issuance of common stock for stock option exercises, amount	23,344		$ 0	$ 17	23,327	0	$ 0
Issuance of warrants to debt holders (Note 7)	4,439,317				4,439,317
Issuance of warrants for services related to debt offering (Note 7)	1,667,281				1,667,281
Issuance of common stock for services, shares				97,000
Issuance of common stock for services, amount	202,820			$ 97	202,723
Balance, shares at Jun. 30, 2021			1,016,004	33,719,669			1,785,715
Balance, amount at Jun. 30, 2021	5,999,754		$ 1,015	$ 33,720	79,693,322	(73,730,093)	$ 1,790
Balance, shares at Sep. 30, 2021		1,785,715	1,016,004	35,166,551			1,785,715
Balance, amount at Sep. 30, 2021	1,242,163	$ 1,790	$ 1,015	$ 35,168	82,530,684	(81,326,494)	$ 1,790
Stock compensation expense - employee options	204,170		0	$ 0	204,170	0	0
Issuance of common stock for exercise of warrants, shares				801,486
Issuance of common stock for exercise of warrants, amount	766,486		0	$ 801	765,685	0	0
Net loss	(5,356,619)		0	$ 0	0	(5,356,619)	0
Issuance of common stock for stock option exercises, shares				1,875
Issuance of common stock for stock option exercises, amount	2,344		$ 0	$ 2	2,342	0	$ 0
Balance, shares at Dec. 31, 2021		1,785,715	1,016,004	35,969,912			1,785,715
Balance, amount at Dec. 31, 2021	(3,141,456)	$ 1,790	$ 1,015	$ 35,971	83,502,881	(86,683,113)	$ 1,790
Balance, shares at Sep. 30, 2021		1,785,715	1,016,004	35,166,551			1,785,715
Balance, amount at Sep. 30, 2021	1,242,163	$ 1,790	$ 1,015	$ 35,168	82,530,684	(81,326,494)	$ 1,790
Beneficial conversion feature (Note 7)	0
Net loss	(14,500,643)
Modification of warrant-interest expense	244,260
Balance, shares at Jun. 30, 2022		1,785,715	1,016,004	43,802,147			1,785,715
Balance, amount at Jun. 30, 2022	4,919,268	$ 1,790	$ 1,015	$ 43,803	100,699,797	(92,823,851)	$ 1,790
Balance, shares at Dec. 31, 2021		1,785,715	1,016,004	35,969,912			1,785,715
Balance, amount at Dec. 31, 2021	(3,141,456)	$ 1,790	$ 1,015	$ 35,971	83,502,881	(86,683,113)	$ 1,790
Stock compensation expense - employee options	432,481		0	$ 0	432,481	0	0
Conversion of debt offering and accrued interest (Note 7), shares				7,672,860
Net loss	(6,140,738)		0	$ 0	0	(6,140,738)	0
Issuance of warrant for services to related party	71,220		0	0	71,220	0	0
Conversion of debt offering and accrued interest (Note 7), amount	15,345,720		0	$ 7,673	15,338,047	0	0
Issuance of common stock for stock option exercises, shares				5,000
Issuance of common stock for stock option exercises, amount	9,000		0	$ 5	8,995	0	0
Issuance of common stock for services, shares				90,000
Issuance of common stock for services, amount	153,000		$ 0	$ 90	152,910	0	$ 0
Balance, shares at Mar. 31, 2022			1,016,004	43,737,772			1,785,715
Balance, amount at Mar. 31, 2022	6,729,227		$ 1,015	$ 43,739	99,506,534	(92,823,851)	$ 1,790
Stock compensation expense - employee options	919,224		0	$ 0	919,224	0	0
Conversion of debt offering and accrued interest (Note 7), shares				7,672,860
Conversion of debt offering and accrued interest (Note 7), amount	15,345,720			$ 7,673	15,338,047
Issuance of common stock for exercise of warrants, shares				62,500
Issuance of common stock for exercise of warrants, amount	27,500		0	$ 62	27,438	0	0
Net loss	(3,003,286)		0	$ 0	0	(3,003,286)	0
Issuance of warrant for services to related party	71,220				71,220
Issuance of common stock for stock option exercises, shares				1,875
Issuance of common stock for stock option exercises, amount	2,343		0	$ 2	2,341	0	0
Issuance of common stock for services, shares				90,000
Issuance of common stock for services, amount	153,000			$ 90	152,910
Modification of warrant-interest expense	244,260		$ 0	$ 0	244,260	0	$ 0
Balance, shares at Jun. 30, 2022		1,785,715	1,016,004	43,802,147			1,785,715
Balance, amount at Jun. 30, 2022	$ 4,919,268	$ 1,790	$ 1,015	$ 43,803	$ 100,699,797	$ (92,823,851)	$ 1,790